Note 5 - Accounts and Grants Receivable (Tables)	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	September 30 , 20 20	December 31 , 20 19
Trade receivable	$249,383	$816,226
Grants receivable	-	22,276
	$249,383	$838,502